EARNINGS PER SHARE (Details) - RUB (₽) ₽ / shares in Units, shares in Thousands, ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	₽ 50,265	₽ 60,740	₽ 50,659
Profit / (loss) for the year from discontinued operations attributable to the owners of the company	₽ 3,976	₽ (53,892)	₽ 5,383
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,780,935	1,873,563	1,953,779
Employee stock options	2,682	2,158	1,779
Weighted-average diluted shares outstanding	1,783,617	1,875,721	1,955,558
Earnings per share-basic, Russian Rubles	₽ 30.45	₽ 3.66	₽ 28.69
Basic EPS from continuing operations	28.22	32.42	25.93
Basic EPS from discontinued operations	2.23	(28.76)	2.76
Earnings per share-diluted, Russian Rubles	30.41	3.65	28.66
Diluted EPS from continuing operations	28.18	32.38	25.91
Diluted EPS from discontinued operations	₽ 2.23	₽ (28.73)	₽ 2.75